Investments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net unrealized investment gains (losses)	$ 1,035	$ (226)	$ 11
Deferred Income Taxes [Member]
Net unrealized investment gains (losses)	(275)	61	(6)
Debt Securities [Member]
Net unrealized investment gains (losses)	$ 1,310	$ (287)	$ 17